Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Accumulated amortization		$ (275,000)	$ (1,650,000)	$ (564,671)
Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Balance at beginning of the period		1,650,000	1,650,000
Technology acquired				2,200,000
Accumulated amortization			(1,650,000)	(550,000)
Balance at the end of period				1,650,000
Finite-Lived Intangible Assets [Member]
Intangible Asset, Finite-Lived [Line Items]
Balance at beginning of the period		$ 8,963	8,963
Acquired Definite-Lived Intangible Assets				24,369
Amortization of Definite-Lived Intangible Assets			(8,963)	(15,406)
Balance at the end of period				$ 8,963